Pay vs Performance Disclosure - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 28, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO – Michael E. Scheopner(1)	Summary Compensation Table Total for PEO – Abigail M. Wendel(1)	Compensation Actually Paid (CAP) to PEO – Michael E. Scheopner	Compensation Actually Paid to PEO – Abigail M. Wendel	Average Summary Compensation Table Totals for non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return	Net Income (dollars in thousands)
2024	$490,196	$863,082	$367,890	$951,260	$446,803	$502,245	$108.71	$13,003
2023	$690,405	—	$673,367	—	$422,465	$413,222	$81.89	$12,236
2022	$599,990	—	$559,176	—	$304,547	$288,730	$85.57	$9,878

Named Executive Officers, Footnote [Text Block]

(1)	For 2022 and 2023, Landmark’s principal executive officer (“PEO”) was Mr. Scheopner. In 2024, Landmark’s PEO was Mr. Scheopner from January 1, 2024 through March 28, 2024 and Ms. Wendel from March 29, 2024 through December 31, 2024.

Adjustment To PEO Compensation, Footnote [Text Block]

The following tables reconcile the Summary Compensation Table compensation to the Compensation Actually Paid disclosed in the above table.

PEO – Mr. Scheopner SCT Total to CAP Reconciliation
Year	SCT-PEO	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year	Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date	CAP
2024	$490,196	$(127,538)	$12,557	$—	$(8,200)	$875	$367,890
2023	690,405	(75,032)	71,153	(9,343)	(6,970)	3,154	673,367
2022	599,990	(74,992)	69,904	28,844	(9,992)	3,110	559,176

PEO – Ms. Wendel SCT Total to CAP Reconciliation
Year	SCT-PEO	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year	Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date	CAP
2024	$863,082	$(372,399)	$454,913	$—	$—	$5,664	$951,260
2023	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	[1]			$ 446,803	$ 422,465	$ 304,547
Non-PEO NEO Average Compensation Actually Paid Amount				$ 502,245	413,222	288,730
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO SCT Total to CAP Reconciliation
Year	SCT-NEO	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year	Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date	CAP
2024	$446,803	$(59,007)	$74,191	$37,456	$488	$2,314	$502,245
2023	422,465	(40,018)	37,951	(5,058)	(3,815)	1,697	413,222
2022	304,547	(19,997)	18,636	(11,535)	(4,000)	1,079	288,730

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount				$ 108.71	81.89	85.57
Net Income (Loss) Attributable to Parent				$ 13,003,000	$ 12,236,000	$ 9,878,000
PEO Name		Mr. Scheopner	Ms. Wendel		Mr. Scheopner	Mr. Scheopner
Additional 402(v) Disclosure [Text Block]				The valuation assumptions used to calculate equity award fair values in the above tables are prescribed by Item 402(v) of Regulation S-K and did not materially differ from those disclosed at the time of the grant.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				total stockholder return	total stockholder return	total stockholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				net income	net income	net income
Michael E. Scheopner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]			$ 490,196	$ 690,405	$ 599,990
PEO Actually Paid Compensation Amount				367,890	673,367	559,176
Michael E. Scheopner [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(127,538)	(75,032)	(74,992)
Michael E. Scheopner [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,557	71,153	69,904
Michael E. Scheopner [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(9,343)	28,844
Michael E. Scheopner [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,200)	(6,970)	(9,992)
Michael E. Scheopner [Member] | Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				875	3,154	3,110
Abigail M. Wendel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]			863,082
PEO Actually Paid Compensation Amount				951,260
Abigail M. Wendel [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(372,399)
Abigail M. Wendel [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				454,913
Abigail M. Wendel [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Abigail M. Wendel [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Abigail M. Wendel [Member] | Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,664
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				446,803	422,465	304,547
PEO Actually Paid Compensation Amount				502,245	413,222	288,730
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(59,007)	(40,018)	(19,997)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				74,191	37,951	18,636
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				37,456	(5,058)	(11,535)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				488	(3,815)	(4,000)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 2,314	$ 1,697	$ 1,079

[1]	For 2022, Landmark’s non-PEO NEOs were Mark A. Herpich and Mark J. Oliphant. For 2023 and 2024, Landmark’s non-PEO NEO was Mark A. Herpich.
[2]	For 2022 and 2023, Landmark’s principal executive officer (“PEO”) was Mr. Scheopner. In 2024, Landmark’s PEO was Mr. Scheopner from January 1, 2024 through March 28, 2024 and Ms. Wendel from March 29, 2024 through December 31, 2024.